Earnings Per Share (Antidilutive Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Antidilutive shares (in shares)	0	0	0